Sponsored Research, Collaboration and License Agreements	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Sponsored Research, Collaboration and License Agreements
8. Sponsored Research, Collaboration and License Agreements
Amended and Restated Exclusive License Agreement with BCM
In June 2017, the Company signed a License Agreement (the “License Agreement”) with BCM, whereby the Company acquired a royalty-bearing, worldwide, exclusive license to BCM’s rights in Subject Technology and related patent rights in the field of viral infection. In May 2020, the Company amended and restated the License Agreement (the “A&R License Agreement”), pursuant to which the Company obtained (a) an exclusive worldwide license, with the right to sublicense, under certain patent rights and other intellectual property rights of BCM, to make, have made, use, market, sell, offer to sell, lease, import and export products in a particular field, except that such license is non-exclusive
within a particular subfield, and in addition with respect to certain patent rights such license is limited to two particular subfields, and (b) an exclusive, worldwide sublicense, with the right to further sublicense, under all patent rights and other intellectual property rights that are exclusively licensed to BCM by a certain third party licensor, to make, have made, use, market, sell, offer to sell, lease, import and export products in the same field. The Company’s rights are subject to the rights of the U.S. government and certain rights retained by BCM.
Unless earlier terminated, the A&R License Agreement will expire on a country-by-country
basis with respect to a product upon the later of (a) the expiration of the last to expire valid claim of a patent or patent application covering such product in such country or (b) 10 years after the first commercial sale of such product in such country. The Company may terminate the A&R License Agreement in its entirety at any time for convenience upon a certain number of days’ written notice. BCM may terminate the A&R License Agreement in its entirety for the Company’s uncured material default.
BCM maintains control of all filing, prosecution and maintenance of its patent rights licensed by the Company, and the Company is responsible for all related costs and expenses during the term of the agreement. The Company also reimbursed BCM for costs and expenses (including reasonable legal fees and expenses) incurred prior to the effective date of the agreement with respect to the filing, prosecution and maintenance of the patent rights licensed by the Company. If BCM licenses the patent rights licensed by the Company to third parties for additional fields of use, the Company’s responsibility for patent related costs and expenses will be reduced on a pro-rata
basis.
Under the A&R License Agreement, the Company must use commercially reasonable efforts to develop and commercialize one or more products in certain countries. As partial consideration for the rights conveyed by BCM under the original agreement executed in June 2017, the Company paid BCM a non-refundable
license fee of $250,000. During the term of the A&R License Agreement, the Company is obligated to pay
BCM a

non-refundable
annual license maintenance fee, but beginning with the fifth year after the original agreement date, license maintenance fees are fully creditable against royalty revenue due in the applicable year. The Company is required to pay certain milestone payments upon the achievement of specified clinical, regulatory, and sales milestones. In the event that the Company is able to successfully develop, launch and commercialize a product under the A&R License Agreement, total milestone payments could exceed $40.0 million. BCM is also eligible to receive tiered royalties at percentage rates ranging from less than 1% to the low single-digits, on net sales of any products that are commercialized by the Company or its sublicensees that incorporate, utilize or are made with the use of, the intellectual property licensed by the Company. To the extent the Company sublicenses its license rights under the A&R License Agreement, BCM would be eligible to receive tiered sublicense income at percentage rates in the mid-single
to low double-digits.
In November 2020, the Company also entered into the First Amendment (the “License Amendment”) to the A&R License Agreement. Under the License Amendment, the Company assumed responsibility from BCM for the filing, prosecution and maintenance of the patent rights licensed by the Company from BCM under the A&R License Agreement that are in common with the License Agreement. Further, BCM also transferred to the Company the right of enforcement against third parties for any suspected infringement of any claims in such patent rights or misuse, misappropriation, theft or breach of confidence of other proprietary rights.
Exclusive License Agreement with BCM
In November 2020, the Company signed a second License Agreement (the “Second License Agreement) with BCM, whereby the Company acquired a royalty-bearing, worldwide, exclusive license to BCM’s rights in Subject Technology and related patent rights outside the field of viral infection (all fields other than those covered by the A&R License Agreement).
Unless earlier terminated, the Second License Agreement will expire on a country-by-country
basis with respect to a product upon the later of (a) the expiration of the last to expire valid claim of a patent or patent application covering such product in such country or (b) 10 years after the first commercial sale of such product in such country, provided that the Second License Agreement shall not expire later than March 25, 2040. The Company may terminate the Second License Agreement in its entirety at any time for convenience upon a certain number of days’ written notice. BCM may terminate the Second License Agreement in its entirety for the Company’s uncured material default.
Under the Second License Agreement, BCM transferred to the Company control of all filing, prosecution and maintenance of the patent rights licensed by the Company, and the Company is responsible for all related costs and expenses during the term of the Second License Agreement. BCM also transferred to the Company the right of enforcement against third parties for any suspected infringement of any claims in the patent rights or misuse, misappropriation, theft or breach of confidence of other proprietary rights. The Company also reimbursed BCM for costs and expenses (including reasonable legal fees and expenses) incurred prior to the effective date of the Second License Agreement with respect to the filing, prosecution and maintenance of the patent rights licensed by the Company, to the extent not already paid by the Company under the A&R License Agreement.
Under the Second License Agreement, the Company must use commercially reasonable efforts to develop and commercialize one or more products in certain countries. As partial consideration for the rights conveyed by BCM under the Second License Agreement, the Company paid BCM a non-refundable
license fee of $125,000. During the term of the Second License Agreement, the Company is obligated to pay BCM a non-refundable
annual license maintenance fee of (a) $20,000 for the first through fourth anniversary of the effective date of the Second License Agreement, and (b) $40,000 for the fifth anniversary of the effective date and continuing

thereafter
, but beginning with the fifth year, license maintenance fees are fully creditable against royalty revenue due in the applicable year. The Company is required to pay certain milestone payments upon the achievement of specified clinical, regulatory, and sales milestones. In the event that the Company is able to successfully develop, launch and commercialize multiple products under the Second License Agreement, total milestone payments could exceed $30.0 million. BCM is also eligible to receive tiered royalties at percentage rates ranging from less than 1% to the low single-digits, on net sales of any products that are commercialized by the Company or its sublicensees that incorporate, utilize or are made with the use of, the intellectual property licensed by the Company. To the extent the Company sublicenses its license rights under the Second License Agreement, BCM would be eligible to receive tiered sublicense income at percentage rates in the mid-single
to low double-digits.
Collaboration Agreement with BCM
In November 2020, the Company entered into a Research Collaboration Agreement (the “Research Agreement”) with BCM, under which the Company agreed to pay BCM for performing certain research activities under the direction of Dr. Ann Leen commencing on January 1, 2021 and continuing for a three-year period thereafter. The Research Agreement requires the Company to make payments to BCM totaling approximately $6.0 million over the term of the Research Agreement. In August 2023, the Research Agreement was extended for an additional year, expiring December 31, 2024.
Collectively
under the agreements above and for services provided by BCM the Company paid $2.0 million and $2.5 million during the years ended December 31, 2023 and 2022, respectively, and the payments were classified in research and development expense in the consolidated statements of operations and comprehensive loss.
CPRIT Grant
In August 2017, the Company was awarded a grant (the “CPRIT Grant”) from the Cancer Prevention and Research Institute of Texas (“CPRIT”). The CPRIT Grant required that the Company grant CPRIT a non-commercial
license to technology developed under the grant and pay CPRIT a share of revenue on sales of commercial products developed using CPRIT funds equal to low single digits of revenue until such time as CPRIT has been paid an aggregate amount equal to 400% of the grant award proceeds. No royalty payments were made under this license agreement during the years ended December 31, 2023 and 2022, respectively.
Redeemable Preferred Stock Redemption Agreement
In September 2018, the Company entered into a redeemable preferred stock redemption agreement, or Redemption Agreement, to redeem shares of our Series A1 convertible preferred stock held by certain investors, including executive officer Ann Leen, director and former executive officer Juan Vera and entities affiliated with director, Malcolm Brenner and former director, John Wilson (or their affiliates). Pursuant to the Redemption Agreement, for a period of 20 years from the date of the first commercial sale of
Viralym-M
(now posoleucel), the Company is obligated to make earnout payments to such investors on at least an annual basis. The earnout payments will be 10% of net sales of
Viralym-M,
which number will be reduced to a high single-digit percentage if certain events occur. Specifically, royalties due to third parties for the sale of
Viralym-M
are subtracted from the earnout payments due to the investors. Further, if the investors receive at least $50,000,000 in earnout payments from AlloVir during the three-year period after the first commercial sale of
Viralym-M,
the earnout payment percentage will be reduced.